Finance lease liability (Due to related parties) - Movement of finance lease liabilities (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
December 31, 2018	$ 71,964
New Finance lease obligation	50,000
Repayments	(29,197)
(Gain)/Loss on repayment	3
Finance lease interest expense	1,869
June 30, 2019	94,639
Netadola bareboat charter
New Finance lease obligation	50,000
Repayments	(24,988)
Finance lease interest expense	131
June 30, 2019	25,143
Conquistador bareboat charter
December 31, 2018	24,491
Repayments	(1,452)
(Gain)/Loss on repayment	11
Finance lease interest expense	590
June 30, 2019	23,640
Pink Sands bareboat charter
December 31, 2018	23,511
Repayments	(1,335)
Finance lease interest expense	567
June 30, 2019	22,743
Xanadu bareboat charter
December 31, 2018	23,962
Repayments	(1,422)
(Gain)/Loss on repayment	(8)
Finance lease interest expense	581
June 30, 2019	$ 23,113